Debt (ALS II Narrative) (Details) - ALS II Debt [Member] $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2008 item	Dec. 31, 2015 USD ($) item
Debt Instrument [Line Items]
Number of aircraft financed	30
Number of aircraft designated as collateral		30
Debt Instrument, Collateral Amount | $		$ 895.2